PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed statements of cash flows
Net cash used in operating activities	¥ 2,440,214	$ 353,797	¥ 1,387,922	¥ 714,243
Net cash (used in) generated from investing activities	(3,559,252)	(516,043)	(3,772,613)	(3,889,174)
Net cash generated from financing activities	2,298,080	333,191	967,577	4,163,255
Net increase (decrease) in cash and cash equivalents and restricted cash	1,281,021	185,730	(1,407,964)	759,260
Cash and cash equivalents and restricted cash at beginning of year	1,708,473	247,705	3,116,437	2,357,177
Cash and cash equivalents and restricted cash at end of year	2,989,494	433,435	1,708,473	3,116,437
Parent Company
Condensed statements of cash flows
Net cash used in operating activities	(14,927)	(2,163)	(218,664)	(743,944)
Net cash (used in) generated from investing activities	(1,670,058)	(242,136)	113,530	(3,036,370)
Net cash generated from financing activities	1,592,627	230,909	143,037	3,598,441
Net increase (decrease) in cash and cash equivalents and restricted cash	(92,358)	(13,390)	37,903	(181,873)
Cash and cash equivalents and restricted cash at beginning of year	100,019	14,501	62,116	243,989
Cash and cash equivalents and restricted cash at end of year	¥ 7,661	$ 1,111	¥ 100,019	¥ 62,116